Financial instruments - Summary of Maximum Exposure to Credit Risk for Trade Receivables (Details) - Trade receivables - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Financial instruments
Maximum exposure to credit risk	$ 11,305	$ 10,631
Gross carrying amount
Financial instruments
Maximum exposure to credit risk	11,644	11,127
Expected credit loss provision
Financial instruments
Maximum exposure to credit risk	(339)	(496)
0-30 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	9,865	9,294
31-90 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	1,462	812
Greater than 90 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	$ 317	$ 1,021